Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Amortization of Finite-Lived Intangible Assets	Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which is as follows:
Software	10 years

Schedule of Disaggregated Revenue from Contracts with Customers by Revenue Stream

See note 11 for the disaggregated revenue from contracts with customers by revenue stream.

				(Successor)	(Predecessor)
	For the year ended September 30, 2025		For the year ended September 30, 2024	From October 12, 2022 to September 30, 2023	From October 1, 2022 to October 11, 2022
	HK$	US$	HK$	HK$	HK$
System development	4,162,140	534,918	5,903,175	5,969,112	—
Hardware installation	967,210	124,305	—	—	—
NFT	—	—	2,600,000	1,585,000	—
Web and mobile application development	—	—	800,000	—	—
AI-OCR development	195,750	25,158	807,880	80,970	—
Technological support and maintenance service and other services	2,070,968	266,160	2,243,517	1,054,667	—
	7,396,068	950,541	12,354,572	8,689,749	—

Schedule of Disaggregated Revenue from Contracts with Customers by Timing of Revenue

The following table summarizes disaggregated revenue from contracts with customers by timing of revenue:

				(Successor)	(Predecessor)
	For the year ended September 30, 2025		For the year ended September 30, 2024	From October 12, 2022 to September 30, 2023	From October 1, 2022 to October 11, 2022
	HK$	US$	HK$	HK$	HK$
Revenue recognized at point in time	5,325,100	684,381	10,111,055	7,635,082	—
Revenue recognized over-time	2,070,968	266,160	2,243,517	1,054,667	—
	7,396,068	950,541	12,354,572	8,689,749	—

Schedule of Contract Liabilities

Contract liabilities consisted of the following:

	As of September 30,		As of September 30,
	2025	2025	2024
	HK$	US$	HK$
Balance at of the beginning of the period	1,747,463	224,584	6,011,309
Add: progress billings	1,374,493	176,649	1,208,583
Less: revenue recognized from opening balance of contract liabilities	(1,052,583)	(135,278)	(5,472,429)
Total contract liabilities	2,069,373	265,955	1,747,463

The details of contract liabilities are as follows:

	As of September 30,		As of September 30,
	2025	2025	2024
	HK$	US$	HK$
System development	1,336,880	171,816	1,549,963
AI-OCR development	316,000	40,612	197,500
Technological support and maintenance service and other services	201,168	25,854	—
Hardware installation	215,325	27,673	—
	2,069,373	265,955	1,747,463